UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     NorthStar Capital Funds, LLC

Address:  599 Lexington Avenue
          17th floor,
          New York, New York 10022

13F File Number: 28-11181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael P. Zucker
Title:    Managing Member
Phone:    (212) 527-8340

Signature, Place and Date of Signing:


/s/ Michael P. Zucker               New York, NY          August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         16

Form 13F Information Table Value Total:    $35,697
                                        (in thousands)

List of Other Included Managers:

NONE


                                                     FORM 13F INFORMATION TABLE

                                                  NorthStar Capital Funds, L.L.C.
                                                        PORTFOLIO APPRAISAL
                                                           June 30, 2006
Column 1                       Column 2     Column 3    Column 4       Column 5        Column 6    Column 7            Column 8

                                                        MARKET
                                Title of                 VALUE     SHS OR  SH/ PUT/   Investment    Other        Voting Authority
Name of Issuer                   Class      Cusip       (x1000)    PRN AMT PRN CALL   Discretion   Managers   Sole     Shared  None
APPLIED MICRO CIRCUITS CORP.   COM          03822W109      683     250,000 SH             SOLE       NONE     250,000
DIAMONDS TRUST SERIES 1        UNIT SER 1   252787106    7,266      65,000 SH             SOLE       NONE      65,000
FINISAR CORPORATION            COM          31787A101    2,943     900,000 SH             SOLE       NONE     900,000
INTEGRATED DEVICE TECH INC.    COM          458118106    6,948     490,000 SH             SOLE       NONE     490,000
INTERSIL CORP.                 CL A         46069S109    1,395      60,000 SH             SOLE       NONE      60,000
LATTICE SEMICONDUCTOR CORP.    COM          518415104      773     125,000 SH             SOLE       NONE     125,000
LINEAR TECH CORP.              COM          535678106    1,675      50,000 SH             SOLE       NONE      50,000
MIPS TECHNOLOGIES INC.         COM          604567107      304      50,000 SH             SOLE       NONE      50,000
OREGON STEEL MILLS INC.        COM          686079104    1,267      25,000 SH             SOLE       NONE      25,000
REDBACK NETWORKS INC.          COM NEW      757209507      734      40,000 SH             SOLE       NONE      40,000
ROCKWELL AUTOMATION INC.       COM          773903109    1,800      25,000 SH             SOLE       NONE      25,000
ROPER INDUSTRIES INC.          COM          776696106    2,338      50,000 SH             SOLE       NONE      50,000
SIRF TECHN HLDGS               COM          82967H101    1,611      50,000 SH             SOLE       NONE      50,000
TESSERA TECHNOLOGIES INC.      COM          88164L100    2,750     100,000 SH             SOLE       NONE     100,000
WESCO INTERNATIONAL INC.       COM          95082P105    2,070      30,000 SH             SOLE       NONE      30,000
WORLD FUEL SVCS CORP.          COM          981475106    1,142      25,000 SH             SOLE       NONE      25,000

SK 22058 0004 693895